Note 10 - Retirement Plans (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	2021	2020
	(In thousands)
Change in Benefit Obligation

Benefit obligation at beginning of year	$278,227	$250,461
Service cost	9,326	9,244
Interest cost	9,266	9,064
Liability gain due to curtailment	-	(1,114)
Actuarial loss	17,712	20,146
Benefit payments and expenses	(28,468)	(9,574)
Benefit obligation at end of year	$286,063	$278,227

Change in Plan Assets

Fair value of plan assets at beginning of year	$202,485	$233,112
Actual return on plan assets	103,166	(46,325)
Employer contributions	73,000	26,000
Benefit payments and expenses	(29,737)	(10,302)
Fair value of plan assets at end of year	$348,914	$202,485

Funded (Unfunded) Status	$62,851	$(75,742)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	2021	2020
	(In thousands)
Amounts Recognized in Accumulated Other Comprehensive Pre-Tax Loss

Prior service cost	$(258)	$(349)
Net loss	(26,265)	(105,866)
Accumulated other comprehensive pre-tax loss	$(26,523)	$(106,215)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Pension and
post retirement plan
adjustments, net
of tax
(In thousands)
Accumulated Other Comprehensive Loss

Balance at March 31, 2020	$(79,220)
Other comprehensive income	60,153
Balance at March 31, 2021	$(19,067)

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
	2021	2020
	(In thousands)

Service cost including administration	$10,627	$9,935
Interest cost	9,266	9,064
Expected return on plan assets	(15,804)	(16,746)
Amortization of net loss	9,919	579
Prior service cost	91	120
Net periodic benefit cost	$14,099	$2,952
Settlement/curtailment expense	-	118
Net periodic benefit cost with curtailment	$14,099	$3,070

Defined Benefit Plan, Assumptions [Table Text Block]
	2021	2020

Weighted Average Assumptions for Balance Sheet Liability at End of Year:

Discount rate - projected benefit obligation	3.43%	3.69%
Rate of compensation increase	3.00%	3.00%
Mortality table	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2020	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2019

Weighted Average Assumptions for Benefit Cost at Beginning of Year:

Discount rate - benefit obligations	3.69%	4.14%
Discount rate - interest cost	3.30%	3.74%
Discount rate - service cost	3.87%	4.34%
Discount rate - interest on service cost	3.43%	3.69%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

Schedule of Allocation of Plan Assets [Table Text Block]
	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2022	2021	2020

Plan Assets

Equity securities	50%	48%	97%
Debt securities	50%	50%	-
Real estate	-	-	-
Cash	-	2%	3%
Total	100%	100%	100%

Schedule of Expected Contributions [Table Text Block]
Expected Employer Contributions	$-
Expected Employee Contributions	$-

Schedule of Expected Benefit Payments [Table Text Block]
2022	$11,178
2023	11,290
2024	11,913
2025	12,640
2026	13,342
2027-2031	75,496